Summary prospectus

Delaware VIP® Diversified Income Series — Service Class

Before you invest, you may want to review the Series’ statutory prospectus (and any supplements thereto), which contains more information about the Series and its risks. You can find the Series’ statutory prospectus and other information about the Series, including its statement of additional information and most recent reports to shareholders, online at delawarefunds.com/vip/literature. You can also get this information at no cost by calling 800 523-1918. The Series’ statutory prospectus and statement of additional information, both dated May 1, 2017 (and any supplements thereto), are incorporated by reference into this summary prospectus.

What is the Series’ investment objective?

Delaware VIP Diversified Income Series seeks maximum long-term total return, consistent with reasonable risk.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.58%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.09%
Total annual series operating expenses	0.97%
Fee waivers	(0.05%)[1]
Total annual series operating expenses after fee waivers	0.92%

[1]

The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from May 1, 2017 through May 1, 2018. This waiver may be terminated only by agreement of the Distributor and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Distributor’s expense waiver for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$94
3 years	$304
5 years	$531
10 years	$1,185

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 247% of the average value of its portfolio.

Summary prospectus

What are the Series’ principal investment strategies?

The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). The Series’ investment manager, Delaware Management Company (Manager), will determine how much of the Series to allocate to each of the four sectors, based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. The Manager will periodically reallocate the Series’ assets as deemed necessary.

Under normal circumstances, between 5% and 50% of the Series’ total assets will be allocated to the U.S. high yield sector. The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Series’ total assets. The Series will limit its investments in foreign securities to no more than 50% of its total assets, but total non-U.S.-dollar currency will be limited, in the aggregate, to 25% of its net assets. The Series will hedge its foreign currency exposure by entering into forward foreign currency contracts.

The Series may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, or for a pending investment. The Series may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure, or to enhance total return; and index swaps to enhance return or to effect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. The Series' principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise.  Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes.  A series may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A portfolio’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Prepayment risk — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency contracts may substantially change a portfolio’s exposure to currency exchange rates and could result in losses to a series if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what a portfolio manager anticipated.

Counterparty risk — The risk that a counterparty to a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by U.S. laws and regulations.

How has Delaware VIP® Diversified Income Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series’ performance from year to year and by showing how the Series’ average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip/performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 10.74% for the quarter ended June 30, 2009, and its lowest quarterly return was -4.11% for the quarter ended Sept. 30, 2008.

Summary prospectus

Average annual total returns for periods ended December 31, 2016

1 year	5 years	10 years

Delaware VIP® Diversified Income Series — Service Class
................................................................................................................................................................................................

3.28% ................................	2.42% ................................	5.26% ................................

Bloomberg Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses, or taxes)
................................................................................................................................................................................................

2.65% ................................	2.23% ................................	4.34% ................................

* Formerly known as the Barclays U.S. Aggregate Bond Index.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Paul Grillo, CFA ................................................................................

Senior Vice President, Chief Investment Officer of Total Return Strategies
......................................................................................................................................................................................

May 2003 ........................................................................................
Roger A. Early, CPA, CFA ................................................................................

Executive Director, Global Co-Head of Fixed Income
......................................................................................................................................................................................

May 2007 ........................................................................................
Wen-Dar Chen, Ph.D. ................................................................................

Vice President, Senior Portfolio Manager and Analyst
......................................................................................................................................................................................

May 2007 ........................................................................................
J. David Hillmeyer, CFA ................................................................................

Senior Vice President, Senior Portfolio Manager
......................................................................................................................................................................................

February 2011 ........................................................................................
Brian C. McDonnell, CFA ................................................................................

Senior Vice President, Senior Portfolio Manager, Senior Structured Products Analyst
......................................................................................................................................................................................

February 2015 ........................................................................................
Adam H. Brown, CFA ................................................................................

Senior Vice President, Senior Portfolio Manager, Co-Head of High Yield
......................................................................................................................................................................................

November 2015 ........................................................................................
John P. McCarthy, CFA ................................................................................

Senior Vice President, Senior Portfolio Manager, Co-Head of High Yield
......................................................................................................................................................................................

July 2016 ........................................................................................

Purchase and redemption of Series shares

Shares are sold only to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SMPR-VIDIVSVC [12/16] 21459 [5/17]